PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.8%
Asset-Backed Securities — 5.7%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	07/15/31	2,500	$2,489,304
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32	4,982	4,963,288
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31	2,500	2,488,938
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
7.941%(c)	10/25/31	4,327	4,346,051
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.750%(c)	01/15/31	1,877	1,870,784
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.546%(c)	10/20/31	1,770	1,771,006
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.681%(c)	02/20/30	3,492	3,479,703
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31	4,551	4,539,117
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
7.696%(c)	01/20/31	2,138	2,142,131

Total Asset-Backed Securities (cost $27,803,721)			28,090,322
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $95,720; purchased 06/23/20 - 04/03/23)(f)
7.000%	10/16/23(d)(oo)	503	26,660
(cost $95,720)
Corporate Bonds — 81.0%
Advertising — 0.4%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	2,450	1,917,634
Aerospace & Defense — 2.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	1,901,376
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.930%	05/01/60	725	$652,251
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,025	930,188
7.125%	06/15/26	1,150	1,110,854
7.500%	03/15/25	462	460,845
7.500%	02/01/29(a)	1,741	1,649,598
7.875%	04/15/27(a)	3,300	3,209,712
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	525	515,670
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	400	348,864
5.500%	11/15/27	775	727,354
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	600	591,787
			12,098,499
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,210,501
Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	300	286,840
11.750%	07/15/25	925	994,375
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	115	112,028
5.750%	04/20/29	1,125	1,044,844
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	350	315,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	592,226
4.625%	04/15/29	440	378,545
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	650	499,707
7.875%	05/01/27(a)	675	581,344
9.500%	06/01/28(a)	450	396,270
			5,201,179
Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	250	208,059
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,650	1,222,854
			1,430,913
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 1.8%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	$222,320
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	2,150	1,568,629
5.291%	12/08/46	2,925	2,223,018
7.400%	11/01/46	550	556,641
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	742,055
4.000%	11/13/30	375	312,570
6.800%	05/12/28(a)	200	199,713
6.950%	03/06/26	400	399,005
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	749,745
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28	350	283,262
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30	650	560,260
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,150	1,068,226
			8,885,444
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	1,157,625
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	346,500
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	865	838,462
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	231,365
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	381,057
4.500%	02/15/32	475	368,306
5.375%	11/15/27(a)	175	162,473
5.625%	06/15/28(a)	50	45,750
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	900	731,946
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	625	584,479
			4,847,963
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	$514,012
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	350	326,232
12.000%	10/01/28	300	304,503
12.250%	10/01/30	350	355,761
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	725	534,862
			2,035,370
Building Materials — 1.4%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28(a)	550	530,912
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	975	740,465
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	600	573,066
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	385,562
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	300	288,764
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	250	250,974
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	275	222,750
5.375%	02/01/28	200	185,500
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	750	619,497
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,105,745
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	450	347,691
4.375%	07/15/30	975	807,556
4.750%	01/15/28	525	473,536
5.000%	02/15/27	690	640,811
			7,172,829
Chemicals — 2.0%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,619,254

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	250	$178,030
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	225	122,919
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	280	258,173
Gtd. Notes, 144A
4.625%	11/15/29	445	358,225
5.750%	11/15/28	90	78,089
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $1,106,863; purchased 08/09/17 - 01/05/18)(f)
10.250%	09/01/27(d)	1,110	956,467
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	950	744,440
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	265	260,363
5.250%	06/01/27	506	439,142
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	407,367
9.750%	11/15/28	825	823,858
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29	575	603,171
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	30	29,092
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	1,240	990,450
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	343,719
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	791	794,295
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	495	399,027
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	250	194,034
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $1,673,031; purchased 06/29/17 - 02/22/22)(f)
5.750%	07/15/25(d)	1,770	26,550
Sr. Sec’d. Notes, 144A (original cost $490,040; purchased 05/08/20)(f)
9.500%	07/01/25(d)	500	125,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	$144,861
			9,896,526
Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	600	549,000
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	323	337,312
			886,312
Commercial Services — 4.6%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	765	704,763
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,060	1,005,323
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,217,816
9.750%	07/15/27	2,200	1,966,687
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,260	1,047,375
4.625%	06/01/28	1,065	878,625
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	345,549
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	900	765,803
4.625%	10/01/27	225	204,260
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	219,535
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	481,874
5.750%	07/15/27(a)	575	539,729
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	278,482
3.750%	10/01/30	225	188,677
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	400	400,506
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26(a)	300	265,935
5.000%	12/01/29	425	333,193

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,450	$2,065,248
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,600	1,360,863
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,000	881,153
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	625	503,359
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	363,113
4.000%	07/15/30	100	85,283
4.875%	01/15/28(a)	3,500	3,276,055
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	2,860	2,860,239
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	321,776
			22,561,221
Computers — 1.0%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	176,468
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	1,110	929,757
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,155	1,117,172
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	325	290,972
5.125%	04/15/29	935	824,554
5.250%	10/01/30	680	585,681
5.750%	09/01/27	275	277,115
6.125%	09/01/29	250	255,999
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	293,479
			4,751,197
Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,794,900
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	400	405,000
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	125	124,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	650	$641,694
			2,966,306
Diversified Financial Services — 2.6%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	800	777,328
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	366,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,475	1,241,633
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	775	488,227
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	728,934
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	50	43,533
4.375%	05/15/31	500	426,394
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.125%	03/30/29	250	250,338
8.375%	05/01/28	200	202,750
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,405,891
5.500%	08/15/28	175	154,383
6.000%	01/15/27(a)	510	482,197
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	700	588,053
6.750%	06/25/25	375	369,331
9.375%	07/25/30	475	468,227
OneMain Finance Corp.,
Gtd. Notes
4.000%	09/15/30(a)	425	319,221
6.625%	01/15/28	450	414,541
7.125%	03/15/26	2,250	2,200,136
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	343,493
5.375%	10/15/25	825	784,933
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	450	358,599
4.000%	10/15/33	750	567,418
			12,981,560

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 4.1%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	$2,287,563
5.000%	02/01/31	1,750	1,417,103
5.125%	03/15/28	4,900	4,363,585
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24	493	320,222
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	703,052
6.625%	01/15/27	442	433,009
Gtd. Notes, 144A
3.375%	02/15/29	300	242,131
3.625%	02/15/31	950	720,630
3.875%	02/15/32(a)	1,275	956,279
5.250%	06/15/29	625	551,421
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	905,844
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)	955	831,283
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	800	735,865
8.000%(ff)	10/15/26(oo)	825	791,744
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	1,200	1,031,616
5.000%	07/31/27	1,515	1,393,082
5.500%	09/01/26	1,350	1,285,822
5.625%	02/15/27	1,458	1,381,272
			20,351,523
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	1,275	1,064,919
4.750%	06/15/28	225	194,863
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	450	451,285
7.250%	06/15/28(a)	835	840,737
			2,551,804
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,060	1,049,644
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	300	300,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	$426,076
			726,728
Entertainment — 2.9%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,005	992,122
7.000%	02/15/30	1,625	1,580,363
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	1,225	1,038,566
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	432,207
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	250	225,916
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	225	212,888
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	86,076
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	1,550	1,546,683
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	750	705,330
6.250%	01/15/27	450	441,225
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	600	531,786
6.750%	02/15/29	550	471,625
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.500%	09/01/31	275	271,871
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	723,892
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	225	209,250
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	1,100	893,005
5.625%	01/15/27(a)	1,775	1,669,282
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	1,100	814,315
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	690,378

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	$891,662
7.125%	02/15/31	125	118,735
			14,547,177
Environmental Control — 0.4%
Covanta Holding Corp.,
Gtd. Notes
5.000%	09/01/30	375	300,768
Gtd. Notes, 144A
4.875%	12/01/29	525	430,829
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	175	153,055
4.375%	08/15/29	1,000	869,100
4.750%	06/15/29	225	198,563
			1,952,315
Foods — 1.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	800	681,606
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	625	613,118
5.250%	09/15/27(a)	2,210	1,850,265
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	500	500,646
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	625	477,533
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	225	223,034
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	25	22,037
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/30	950	884,213
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,350	1,047,129
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	232,232
4.250%	04/15/31	650	542,747
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,435	1,229,121
5.500%	12/15/29	400	362,495
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	675	562,114
			9,228,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	675	$654,948
5.750%	05/20/27	775	726,453
5.875%	08/20/26	493	473,610
			1,855,011
Healthcare-Products — 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	1,025	806,432
6.750%	02/15/30	575	474,534
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,625	1,373,023
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,525	2,182,807
			4,836,796
Healthcare-Services — 3.8%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,875	2,187,953
4.625%	06/01/30	2,150	1,764,323
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,792,799
7.500%	11/06/33	650	677,964
Gtd. Notes, MTN
7.750%	07/15/36	400	425,813
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	500	430,012
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	1,802,007
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,750	1,615,012
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	1,875	1,819,121
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	825	774,246
Sr. Sec’d. Notes
4.250%	06/01/29	1,575	1,356,478
4.375%	01/15/30	2,275	1,959,508
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	2,350	2,253,724
			18,858,960
Home Builders — 4.1%
Adams Homes, Inc.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/28	500	497,731

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	725	$611,626
4.625%	04/01/30(a)	700	572,173
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,187,913
6.750%	03/15/25	850	849,484
7.250%	10/15/29	1,775	1,662,526
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,625	1,318,362
6.250%	09/15/27(a)	625	560,137
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29(a)	625	510,937
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	325	319,878
Gtd. Notes, 144A
3.875%	08/15/29	275	227,246
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/25	275	261,250
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	318,928
5.000%	03/01/28	1,300	1,169,288
KB Home,
Gtd. Notes
4.000%	06/15/31	425	345,149
4.800%	11/15/29	1,500	1,325,425
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	265,295
4.950%	02/01/28	450	405,704
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,375	1,170,675
5.250%	12/15/27	1,000	908,800
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,175	1,052,708
4.750%	04/01/29	700	608,234
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	1,150	1,064,647
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	953,527
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,217	1,063,396
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,090	1,007,612
			20,238,651
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	$146,091
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,250	1,044,260
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	41,000
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	711,563
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	136,875
			1,933,698
Housewares — 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,500,383
4.375%	02/01/32	325	245,461
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29(a)	1,900	1,215,477
			2,961,321
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	675	595,368
Internet — 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	475	399,211
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	629,888
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,000	975,506
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	335,865
			2,340,470
Iron/Steel — 0.5%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	250	248,362
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	852,203
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	750	701,267

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	100	$87,074
4.375%	03/15/32	225	188,682
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	525	530,250
			2,607,838
Leisure Time — 2.9%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,850	1,667,312
6.000%	05/01/29	1,050	893,813
7.625%	03/01/26(a)	1,150	1,118,605
Sr. Sec’d. Notes, 144A
7.000%	08/15/29	200	196,500
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	450	448,985
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,175	1,081,000
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	925	934,823
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	1,075	997,062
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	800	710,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	425	420,011
9.250%	01/15/29(a)	350	369,688
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	400	412,772
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	150	138,375
5.500%	08/31/26	275	259,531
5.500%	04/01/28	675	617,203
11.625%	08/15/27(a)	1,425	1,541,672
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	925	844,248
Sr. Unsec’d. Notes, 144A
9.125%	07/15/31	300	299,250
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	850	775,625
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29(a)	250	209,215
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	400	362,736
			14,298,426
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 1.5%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	925	$745,556
4.000%	05/01/31	150	125,896
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	750	700,260
4.750%	10/15/28(a)	1,525	1,342,869
5.500%	04/15/27(a)	525	489,661
5.750%	06/15/25	25	24,432
6.750%	05/01/25	505	501,775
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	626,659
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	675	553,500
5.500%	01/15/26	450	417,348
5.625%	08/26/28(a)	2,025	1,746,562
			7,274,518
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	600	539,307
Machinery-Diversified — 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	375	398,852
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	728,720
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	575	444,425
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	875	852,490
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	204,680
			2,629,167
Media — 6.6%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	880	865,609
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	3,040	2,385,822
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	3,450	2,747,277
4.500%	06/01/33	315	240,989
4.750%	03/01/30(a)	2,375	1,997,363
5.000%	02/01/28	930	844,225
5.125%	05/01/27	250	232,845

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	$813,752
4.125%	12/01/30	575	406,971
5.375%	02/01/28	890	726,195
5.500%	04/15/27(a)	225	192,835
6.500%	02/01/29	400	331,488
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,275	1,743,280
5.000%	11/15/31	310	166,569
5.750%	01/15/30(a)	2,725	1,525,820
7.500%	04/01/28	200	129,788
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,052,669; purchased 07/18/19 - 06/03/22)(f)
6.625%	08/15/27(d)	6,605	136,148
Sec’d. Notes, 144A (original cost $2,812,977; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	6,440	152,567
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	1,085,469
7.375%	07/01/28(a)	950	600,242
7.750%	07/01/26	4,150	3,109,100
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,275	1,279,388
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,970	1,770,722
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26(a)	725	625,342
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	278,426
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	250	214,865
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	135	111,784
5.625%	07/15/27	255	226,996
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	382,717
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	3,515	1,856,191
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	1,495	1,212,526
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	423,185
5.125%	02/15/25	1,738	1,695,221
6.625%	06/01/27	1,275	1,186,217
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32(a)	1,475	$1,158,155
			32,856,089
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	475	411,053
Mining — 1.9%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	250	248,698
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	400	390,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,075	927,058
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	03/01/26	200	192,998
6.875%	10/15/27	850	810,815
7.500%	04/01/25(a)	1,900	1,892,628
8.625%	06/01/31	825	820,875
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	700	677,342
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	525	489,563
6.125%	04/01/29(a)	1,270	1,177,036
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,278,750
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	650	518,509
4.750%	01/30/30	50	43,317
			9,467,589
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	401,221
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	483,445
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	475	477,744
			1,362,410
Oil & Gas — 7.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	500	495,694

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	$5,512
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,500	1,380,440
7.625%	02/01/29	328	332,215
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	1,150	1,124,391
9.000%	11/01/27	676	856,365
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	957	945,097
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,468	1,508,370
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	290,671
5.875%	02/01/29	1,050	987,684
6.750%	04/15/29(a)	275	269,369
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,502,482
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	625	635,868
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,356,612
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	450	389,079
6.750%	03/01/29(a)	825	759,110
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28	725	740,179
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	187,627
5.625%	10/15/25	350	344,213
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	275	275,027
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,254,060
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29	175	164,526
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	248,762
6.000%	04/15/30	1,350	1,215,174
6.000%	02/01/31	900	791,713
6.250%	11/01/28	1,475	1,381,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.250%	04/15/32	625	$554,766
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	300	280,125
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	866,808
7.500%	01/15/28	1,750	1,610,000
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	1,300	1,272,316
Gtd. Notes, 144A
7.375%	05/15/27	50	48,500
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	225	227,707
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31	100	108,100
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29	650	557,375
4.625%	05/01/30	1,275	1,086,937
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32	375	369,915
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	853,875
7.125%	01/15/26(a)	200	198,000
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	460,510
Gtd. Notes, 144A
4.750%	02/15/30(a)	219	194,119
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%
13.052%(c)	12/15/28^	650	637,000
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,625	1,394,041
5.375%	02/01/29	125	115,059
5.375%	03/15/30(a)	1,575	1,436,890
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	450	394,787
4.500%	04/30/30	1,175	1,017,651
5.875%	03/15/28	100	95,692
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	175	171,719
7.500%	01/15/26	650	637,136
8.000%	02/01/27	225	216,563
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	300	299,250

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	$229,957
10.125%	01/15/28	150	152,935
			34,929,869
Packaging & Containers — 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,107	835,408
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	425	353,812
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	820	689,865
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	293,336
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	352,750
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	960	837,600
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	471,718
6.750%	07/15/26	50	48,419
9.500%	11/01/28	225	231,116
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29(a)	1,275	1,042,584
10.500%	07/15/27	750	704,983
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	550	530,710
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	325	282,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	199,320
6.625%	05/13/27	170	166,094
7.250%	05/15/31	350	342,335
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	521,495
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	125	121,012
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	1,125	1,174,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	$278,473
			9,478,109
Pharmaceuticals — 2.1%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	500	385,000
5.125%	03/01/30(a)	1,100	854,991
6.125%	08/01/28(a)	820	709,282
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	628,246
5.000%	02/15/29	1,600	632,000
5.250%	01/30/30	750	281,719
5.250%	02/15/31	1,250	479,687
6.250%	02/15/29	6,510	2,571,450
7.000%	01/15/28	250	106,250
9.000%	12/15/25(a)	500	454,815
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	350	306,250
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	225	195,760
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	2,300	1,844,437
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	1,000	732,847
			10,182,734
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	750	686,996
5.750%	01/15/28	1,825	1,720,143
7.875%	05/15/26	200	201,187
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	766,828
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	2,250	2,073,562
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	75	62,766
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	389,596
Gtd. Notes, 144A
6.450%	11/03/36	200	195,918
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	539,219

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	$46,898
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	99,412
6.500%	07/01/27	810	791,313
7.500%	06/01/27	175	174,431
7.500%	06/01/30(a)	375	376,798
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	371,982
7.000%	08/01/27	260	253,640
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	225	227,116
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	1,803,438
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,875	1,707,095
6.000%	12/31/30	625	551,692
6.000%	09/01/31	325	283,067
7.500%	10/01/25	175	174,572
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	706,633
4.125%	08/15/31	240	196,982
6.250%	01/15/30	275	262,255
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	200	192,099
4.050%	02/01/30	575	501,494
5.500%	08/15/48	300	238,053
			15,595,185
Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,250	1,179,121
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	225	221,522
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	625	499,774
4.375%	02/01/31	1,000	767,687
5.375%	08/01/28	995	876,548
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,197,130
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	750	520,456
5.750%	01/15/29	200	144,317
			5,406,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.8%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	$380,981
9.750%	06/15/25	937	904,400
Sr. Unsec’d. Notes
4.750%	05/01/24	50	47,246
4.750%	02/15/28(a)	2,325	1,688,286
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	825	515,531
5.000%	10/15/27(a)	1,350	1,045,467
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	1,435	1,433,187
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	200	171,496
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	286,638
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	330	275,344
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	1,075,812
4.625%	12/01/29	1,175	1,041,878
			8,866,266
Retail — 4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,150	1,787,187
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	400	322,735
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	814	230,237
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	40,129
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	225	197,195
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	225	218,266
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	122,116
8.250%	07/15/30	1,000	962,558
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	500	420,167

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	551	$540,669
8.500%	10/30/25	875	858,874
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $139,125; purchased 08/02/22 - 08/04/22)(f)
5.375%	04/01/26	150	140,621
Sr. Unsec’d. Notes, 144A (original cost $292,975; purchased 08/02/22 - 08/15/22)(f)
5.875%	04/01/29	330	296,848
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	2,050	1,670,300
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	360,447
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,275	1,057,753
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	592,503
3.875%	10/01/31	1,000	702,470
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	1,300	1,066,358
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,400	1,184,983
8.250%	08/01/31(a)	350	340,597
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,620	1,220,287
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	178,030
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	300	250,179
7.500%	10/15/27	575	552,474
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	2,600	2,533,229
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	925	780,276
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	262,707
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,775	1,481,003
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	1,250	1,082,812
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	625	$551,339
			22,005,349
Software — 0.4%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,660	1,495,340
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	650	553,975
			2,049,315
Telecommunications — 3.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	1,150	1,011,066
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $126,382; purchased 06/23/20)(f)
8.000%	04/01/25(d)	506	106,161
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $1,327,720; purchased 05/22/20 - 03/09/23)(f)
8.000%	12/31/26(d)	2,278	136,652
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $624,050; purchased 10/28/22 - 12/15/22)(f)
13.000%	12/31/25(d)	931	645,064
Sr. Sec’d. Notes, 144A (original cost $1,224,500; purchased 03/07/19 - 03/15/23)(f)
8.750%	05/25/24	1,250	1,120,950
Sr. Sec’d. Notes, 144A (original cost $1,014,594; purchased 05/22/20 - 07/30/20)(f)
8.750%	05/25/24	1,058	942,546
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23(d)	5,725	143,125
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	444,125
7.000%	10/15/28	1,000	910,000
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	2,655	2,356,312
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	81,054
4.250%	07/01/28(a)	460	287,425
4.625%	09/15/27	655	471,600
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	374,376
10.500%	05/15/30	490	492,897

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	$444,024
8.750%	03/15/32	731	846,278
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	885	898,928
7.625%	03/01/26	500	514,426
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	2,530	2,336,818
7.500%	05/30/31	450	296,769
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	510	377,999
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	660	423,803
			15,662,398
Transportation — 0.3%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,325	1,324,128
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	225	227,267
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	123,054
			1,674,449
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	775	703,360

Total Corporate Bonds (cost $471,428,129)			401,017,287
Floating Rate and Other Loans — 2.3%
Airlines — 0.2%
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28	967	970,446
Chemicals — 0.2%
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%
15.334%(c)	09/14/23	936	970,899
Initial Term Loan
12.250%	08/08/24	548	255,227
			1,226,126
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29	332	324,080
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
11.457%(c)	07/30/26(d)	1,864	$383,253
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.431%(c)	10/06/28	778	658,996
Insurance — 0.3%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
9.181%(c)	02/15/27	497	487,513
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.681%(c)	01/20/29	865	760,930
			1,248,443
Media — 0.5%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.832%(c)	01/18/28	986	931,815
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%
15.294%(c)	05/25/26	957	504,106
Second Lien Term Loan
10.010%	08/24/26	2,226	50,079
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	09/25/26	634	516,625
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	03/15/26	468	466,147
			2,468,772
Retail — 0.1%
EG America LLC (United Kingdom),
New Term Loan B, 1 Month SOFR + 4.364%
9.664%(c)	03/12/26^	240	239,406
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28	360	358,583
			597,989
Software — 0.4%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%
9.181%(c)	10/02/25	698	696,756
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%
10.931%(c)	02/27/26	250	248,698
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.698%(c)	07/14/28	1,159	1,087,586
			2,033,040

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Telecommunications — 0.3%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24	99	$89,102
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%
9.652%(c)	10/02/28	1,638	1,281,278
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%
12.505%(c)	10/01/29	735	352,800
			1,723,180

Total Floating Rate and Other Loans (cost $14,783,397)			11,634,325
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
4.375%(cc)	10/25/35	4	2,775
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.784%(cc)	10/25/35	2	1,252
Series 2006-HY13, Class 4A1
3.964%(cc)	02/25/37	1	1,169
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.649%(c)	07/20/46	2	1,588
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
5.644%(c)	10/25/46	15	7,696
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.979%(cc)	03/20/36	3	2,270
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.510%(cc)	09/25/37	6	5,449
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.802%(c)	07/19/46	4	2,118
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.814%(c)	09/25/46	3	2,544
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	4,530
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.644%(c)	04/25/46	1	1,213
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.343%(cc)	02/25/36	8	7,169
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.678%(cc)	02/25/37	1	$1,279
Series 2007-HY01, Class 4A1
3.835%(cc)	02/25/37	2	1,918

Total Residential Mortgage-Backed Securities (cost $51,951)			44,278
U.S. Treasury Obligations — 5.3%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,733,635
3.000%	07/31/24(a)	9,849	9,647,788
3.875%	11/30/27(k)	5,000	4,846,875
4.125%	07/31/28(a)	10,000	9,783,594

Total U.S. Treasury Obligations (cost $26,562,350)			26,011,892

	Shares
Common Stocks — 1.9%
Chemicals — 0.3%
TPC Group, Inc.*^	49,934	1,248,350
Electric Utilities — 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	877,048
Keycon Power Holdings LLC*^	2,150	272,835
		1,149,883
Gas Utilities — 0.4%
Ferrellgas Partners LP (Class B Stock) (original cost $3,601,855; purchased 01/30/17 - 04/08/20)(f)	13,116	2,122,981
Independent Power & Renewable Electricity Producers — 0.3%
Vistra Corp.	44,042	1,461,313
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	24,656	2,126,087
Wireless Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	52,851	1,183,862

Total Common Stocks (cost $5,849,832)		9,292,476
Preferred Stocks — 0.6%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month SOFR + 3.812%, Maturing 05/10/24(oo)	11,850	298,027
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,045
Electronic Equipment, Instruments & Components — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,850,000; purchased 03/29/21)^(f)	2,850	2,850,000

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Media — 0.0%
Adelphia Communications Corp.^	700	$1

Total Preferred Stocks (cost $3,061,417)		3,150,073

	Units
Rights* — 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,532	34,575
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,532	22,128

Total Rights (cost $127)		56,703

Total Long-Term Investments (cost $549,636,644)		479,324,016

	Shares
Short-Term Investments — 19.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	10,324,434	10,324,434
PGIM Institutional Money Market Fund (cost $83,708,148; includes $83,323,278 of cash collateral for securities on loan)(b)(wb)	83,798,106	83,747,827

Total Short-Term Investments (cost $94,032,582)		94,072,261

TOTAL INVESTMENTS—115.8% (cost $643,669,226)		573,396,277

Liabilities in excess of other assets(z) — (15.8)%		(78,338,459)

Net Assets — 100.0%		$495,057,818

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
DAC	Designated Activity Company
DIP	Debtor-In-Possession
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,183,388 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,072,814; cash collateral of $83,323,278 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $22,432,501. The aggregate value of $9,785,215 is 2.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
119	2 Year U.S. Treasury Notes	Dec. 2023	$24,122,602	$(87,980)
268	5 Year U.S. Treasury Notes	Dec. 2023	28,236,314	(260,282)
75	10 Year U.S. Treasury Notes	Dec. 2023	8,104,688	(147,708)
				(495,970)
Short Positions:
1	20 Year U.S. Treasury Bonds	Dec. 2023	113,781	6,616
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	1,424,250	110,232
				116,848
				$(379,122)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	34,740	$(495,684)	$(426,743)	$68,941

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	14,340	4.795%	$109,036	$138,535	$29,499
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.310%	BNP	12/20/23	(5,688)	$296,808	$—	$296,808
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.310%	GSI	12/20/23	(2,160)	47,386	—	47,386
					$344,194	$—	$344,194
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18